Business Combination - Summary of Consideration Paid and the Allocation of Purchase Price to the Estimated Fair Value of the Assets Acquired and Liabilities Assumed (Parenthetical) (Details) - USD ($)		6 Months Ended
	Feb. 19, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Fair value of the purchase price consideration			$ 400,000
Common shares issued		58,163,341		100
Total equity		$ 12,805,446	$ 18,304,209	$ 18,215,410	$ 16,410,375
MGO Financial Advisor
Business Combination [Line Items]
Common shares issued		1,413,462
MGO
Business Combination [Line Items]
Fair value of the purchase price consideration	$ 14,258,460	$ 14,258,460
Common shares issued	141,346
Percentage of weighted average cost of capital	12.00%
Business combination percentage of long term growth rate	2.00%
Enterprise value	$ 10
Fair value of earn out share liability	$ 3,917,767
MGO | Former MGO Stockholders
Business Combination [Line Items]
Common shares issued	3,212,368
Fair value	$ 9,829,838
Total equity	$ 175,000,000
Share issued price per share	$ 3.06
MGO | MGO Financial Advisor
Business Combination [Line Items]
Common shares issued	1,413,462
Fair value	$ 4,325,193
Share issued price per share	$ 3.06
Estimated number of earnout shares issuable	141,346
Fair value of earn out share liability	$ 103,429